RELATED PARTIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 08, 2021	Nov. 08, 2021	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Payments of sock issuance costs					$ 289,195	$ 289,195
Repayments of related party debt					211,153	211,153
General and administrative charge				$ 30,000	$ 10,000	100,000
Share price				$ 10.00			$ 10.00
Working capital loans			0	$ 0		0
Due from sponsor						13,000
Promissory note				0		0
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 75,000
Due from sponsor				0		13,000
Due to related parties				$ 0		$ 0
Maximum [Member]
Related Party Transaction [Line Items]
Share price				$ 10.00		$ 10.00
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture	281,250	281,250
Common stock shares subject to forfeiture		281,250
Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock price per share	$ 12.00	$ 12.00		11.50		11.50
Share price				$ 11.50		$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Payments of sock issuance costs						$ 75,000
Repayments of related party debt						211,153
Sponsor fees				$ 10,000		10,000
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Repayments of related party debt				$ 1,500,000		$ 1,500,000
Sponsor [Member] | Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000	$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued, sale of transactions	2,156,250
Sale of stock, value	$ 25,000
Percentage of issued and outstanding shares	20.00%